Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basic and Diluted Net loss per share Calculation

The following table presents the calculation of earnings (loss) per share (in thousands, except per share data):

	Six Months Ended June 30,
	2012	2013
	(unaudited)
Basic earnings (loss) per share:
Numerator
Net income (loss)	$(2,106)	$4,011

Denominator
Weighted-average common shares	5,035	26,046

Basic earnings (loss) per share	$(0.42)	$0.15

Diluted earnings (loss) per share:
Numerator:
Net income (loss)	$(2,106)	$4,011

Denominator:
Weighted-average common shares	5,035	26,046

Weighted-average shares from convertible preferred stock	—	5,331
Effect of dilutive securities	—	4,488

Weighted-average common shares and equivalents	5,035	35,865

Diluted earnings (loss) per share	$(0.42)	$0.11

The following table presents the calculation of basic and diluted net loss per share (in thousands, except per share data):

	Year Ended December 31, 2011
	2010	2011	2012
Numerator:
Net loss	$(5,959)	$(4,372)	$(5,854)

Denominator:
Weighted-average common shares	4,752	4,956	5,049
Basic and diluted loss per share	$(1.25)	$(0.88)	$(1.16)

Securities Excluded from Calculation of Diluted Net Earnings (Loss) Per Share

The following securities have been excluded from the calculation of diluted net earnings (loss) per share of common stock for the periods presented because including them would have been anti-dilutive (in thousands):

	Six Months Ended June 30,
	2013	2012
	(unaudited)
Common shares from convertible preferred stock	—	21,444
Common shares from common stock warrants	—	36
Stock options outstanding	355	6,242

Total common stock equivalents	355	27,722

The following securities have been excluded from the calculation of diluted net income per share of common stock for the years presented because including them would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2010	2011	2012
Common shares from convertible preferred stock	19,260	21,444	21,444
Common shares from common stock warrants	27	11	36
Stock options outstanding	3,739	4,278	6,731

Total common stock equivalents	23,026	25,733	28,211